Accounts receivable - Schedule of revenue by customers (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Customer A
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	10.00%	65.00%	16.00%	85.00%
Main customers as a percentage of accounts receivable	7.40%	94.00%	7.40%	94.00%
Customer B
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	83.00%	0.00%	74.00%	0.00%
Main customers as a percentage of accounts receivable	79.10%	0.00%	79.10%	0.00%